Related Party Transactions - Narrative (FY) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2017
Related Party Transaction [Line Items]
Insurance pool, loss limit		$ 2,500,000		$ 2,500,000
General liability pool, deductible amount per incident						$ 25,000
Catastrophic insurance, losses in excess of insurance pool, limit	$ 250,000,000	250,000,000		250,000,000
Loss covered in excess of insurance pool, limit		51,000,000		76,000,000
Directors and officers insurance
Related Party Transaction [Line Items]
Insurance coverage limit		100,000,000		100,000,000
Minimum
Related Party Transaction [Line Items]
Catastrophic insurance, deductible amount per incident	25,000	25,000		25,000
Maximum
Related Party Transaction [Line Items]
Catastrophic insurance, deductible amount per incident	$ 100,000	$ 100,000		$ 100,000
Advisor
Related Party Transaction [Line Items]
Term of Advisory Agreement		1 year		1 year
Advisory Agreement, renewal period		1 year		1 year
Acquisition fee (as percent)		2.00%		2.00%
Disposition fee as a percentage of the aggregate brokerage commission paid		50.00%		50.00%
Disposition fee (as percent)		2.00%		2.00%
Debt financing fee (as percent)		0.50%		0.50%
Manager
Related Party Transaction [Line Items]
Property management fee (as percent)		4.50%		4.50%
Construction management fee (as percent)		5.00%		5.00%
Debt servicing fee (as percent)		2.75%		2.75%
Debt servicing fee		$ 0	$ 0	$ 0	$ 0